Debt - Part-4 (Details) - USD ($)															1 Months Ended	3 Months Ended		9 Months Ended			12 Months Ended
	May 20, 2025	Dec. 24, 2024	Jun. 11, 2024	May 07, 2024	Apr. 04, 2024	Mar. 26, 2024	Feb. 28, 2024	Jan. 18, 2024	Nov. 28, 2023	Aug. 31, 2023	Aug. 10, 2023	May 30, 2023	Dec. 28, 2021	Mar. 28, 2021	Mar. 31, 2023	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 28, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt [Line Items]
Issued principal amount													$ 2,102,500
Amortized issuance cost																$ 0	$ 0	$ 19,177	$ 15,825		$ 15,825	$ 128,583
Gross proceeds debt																		1,000,000
Payments loan payable																11,760,153		11,760,153			11,983,137	15,076,588
Convertible notes payable																274,908		274,908				100,000
Convertible Debentures [Member]
Debt [Line Items]
Issued principal amount															$ 650,000								$ 1,612,000
Maturity term																		5 years
Loan payable							$ 250,000
Original Issue Discount [Member]
Debt [Line Items]
Debenture issuance cost					$ 20,000
Payments loan payable																					4,509,147	1,923,474
Loan payable																					$ 2,340,020	2,063,058
Convertible note payable percentage																		30.00%			30.00%
Original issue discount percentage																		50.00%			50.00%
Face value																$ 1,000,000		$ 1,000,000			$ 1,000,000
Convertible Debentures [Member]
Debt [Line Items]
Issued principal amount														$ 2,102,500	$ 650,000								1,612,000
Percentage of convertible debenture															6.00%
Discount price percentage																25.00%		25.00%			25.00%
Maturity term																					5 years
Convertible debenture																						100,000	$ 3,714,500
Amortized issuance cost																					$ 0	7,996
Loan payable							250,000
Investor principal balance							$ 100,000
Percentage of accrued interest							6.00%
Convertible Promissory Note [Member] | Convertible Debentures [Member]
Debt [Line Items]
Subordinated convertible promissory note percentage														6.00%
Convertible Notes Payable [Member]
Debt [Line Items]
Payments loan payable																					$ 392,857
Convertible note payable			$ 250,000			$ 500,000
Maturity date			Feb. 11, 2025			Dec. 26, 2024
Convertible note payable percentage																		20.00%			20.00%
Conversion price per share (in Dollars per share)																		$ 0.03			$ 0.75
Convertible note payable increase percentage																		20.00%			20.00%
Fixed conversion price percentage																		20.00%			20.00%
Convertible notes payable																$ 274,908		$ 274,908			$ 0
Convertible Notes Payable [Member] | Convertible Debentures [Member]
Debt [Line Items]
Percentage of convertible debenture																							6.00%
Convertible Notes Payable [Member] | Original Issue Discount [Member]
Debt [Line Items]
Convertible note payable percentage																		15.00%			15.00%
Loans Payable [Member]
Debt [Line Items]
Debenture issuance cost									$ 56,800
Amortized issuance cost																389,987		$ 923,215
Gross proceeds debt	$ 550,000	$ 513,650		$ 518,750	420,000			$ 549,185	$ 531,071		$ 507,460	$ 1,050,000
Monthly payments of loan	$ 78,500	$ 71,995		90,229							76,071
Increased the interest rate		43.00%
Loss on debt		$ 546,356		$ 859,584				728,278			$ 441,618
Loans Payable [Member] | Original Issue Discount [Member]
Debt [Line Items]
Debenture issuance cost												50,000
Amortized issuance cost																					$ 1,624,333	$ 671,719
Monthly payments of loan					$ 21,600			$ 86,214				$ 57,346
Due payments period												Jun. 06, 2023
Increased the interest rate	42.00%			49.00%	51.00%			52.00%	49.00%		41.00%	49.00%
Original issuance discount					$ 184,800							$ 441,000
Loss on debt									$ 485,436
Class A Common Stock [Member] | Convertible Debentures [Member]
Debt [Line Items]
Issued principal amount																				$ 2,102,500
Class A Common Stock [Member] | Convertible Debenture Conversion to Class A Common Stock [Member]
Debt [Line Items]
Conversion shares (in Shares)										598
Price per share (in Dollars per share)										$ 3
Class A Common Stock [Member] | Convertible Debenture Conversion to Class A Common Stock [Member] | Convertible Debentures [Member]
Debt [Line Items]
Conversion shares (in Shares)										14,953
Price per share (in Dollars per share)										$ 30
Class A Common Stock [Member] | Convertible Notes Payable [Member]
Debt [Line Items]
Conversion shares (in Shares)																					226,249
Converted amount																					$ 1,357,143
IPO [Member]
Debt [Line Items]
Debenture issuance cost										$ 448,429
IPO [Member] | Convertible Debentures [Member]
Debt [Line Items]
Debenture issuance cost																$ 40,000		$ 40,000
IPO [Member] | Convertible Debenture Principal Conversion to Class A Common Stock [Member]
Debt [Line Items]
Debenture convert amount										4,014,500
IPO [Member] | Convertible Debenture Principal Conversion to Class A Common Stock [Member] | Convertible Debentures [Member]
Debt [Line Items]
Debenture convert amount										4,014,500
IPO [Member] | Convertible Debenture Interest Conversion to Class A Common Stock [Member]
Debt [Line Items]
Debenture convert amount										399,818
IPO [Member] | Convertible Debenture Interest Conversion to Class A Common Stock [Member] | Convertible Debentures [Member]
Debt [Line Items]
Debenture convert amount										$ 399,818
IPO [Member] | Convertible Debentures [Member]
Debt [Line Items]
Debenture issuance cost																					$ 40,000
IPO [Member] | Convertible Notes Payable [Member]
Debt [Line Items]
Price per share (in Dollars per share)										$ 10,000
Conversion feature amount										$ 1,569,395
IPO [Member] | Convertible Notes Payable [Member] | Convertible Debentures [Member]
Debt [Line Items]
Price per share (in Dollars per share)										$ 40
Conversion feature amount										$ 1,569,395